EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		20 Months Ended
	Aug. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Aug. 12, 2024
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issue of ordinary shares (in shares)		56,995	33,194
Treasury stock acquired, average cost per share (in usd per share)		$ 8.43		$ 8.70
Entering into significant commitments or contingent liabilities | Wells Fargo Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from current borrowings	$ 2,500
Major ordinary share transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Treasury stock acquired, average cost per share (in usd per share)	$ 8.87
Increase in share repurchase program
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Stock repurchase program, additional approved amount	$ 10,000
Stock repurchase program, remaining approved amount					$ 0
TREASURY SHARES
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issue of ordinary shares (in shares)		1,163,260		1,485,378
TREASURY SHARES | Major ordinary share transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issue of ordinary shares (in shares)	798,061